Noncontrolling interests	12 Months Ended
Jun. 30, 2019
Noncontrolling Interest [Abstract]
Noncontrolling Interests	Noncontrolling Interests
For some of our subsidiaries, we own a controlling equity stake, and a third party or key member of the business' management team owns a minority portion of the equity. The balance sheet and operating activity of these entities are included in our consolidated financial statements and we adjust the net income (loss) in our consolidated statement of operations to exclude the noncontrolling interests' proportionate share of results. We present the proportionate share of equity attributable to the redeemable noncontrolling interests as temporary equity within our consolidated balance sheet and the proportionate share of noncontrolling interests not subject to a redemption provision that is outside of our control as equity. We recognize redeemable noncontrolling interests at fair value on the sale or acquisition date and adjust to the redemption value on a periodic basis, if that amount exceeds the fair value. If the formulaic redemption value exceeds the fair value of the noncontrolling interest, then the accretion to redemption value is offset to the net (income) loss attributable to noncontrolling interest in our consolidated statement of operations.
Redeemable Noncontrolling Interests
PrintBrothers
On December 20, 2018, we purchased the 12% equity interest of our WIRmachenDRUCK subsidiary that was held by members of the management team for €36,173 ($41,177 based on the exchange rate as of the redemption date).

During the fourth quarter of fiscal 2019, we sold a minority equity interest in each of the three businesses within our PrintBrothers reportable segment to members of the management team. We received proceeds of €50,173 ($57,046 based on the exchange rate on the date we received the proceeds) in exchange for an equity interest in each of the businesses ranging from 12% to 13%. As of June 30, 2019, we recognized the redeemable noncontrolling interest at fair value of $57,046. The put options associated with the redeemable noncontrolling interest are exercisable beginning in 2021, while the associated call options become exercisable in 2026. As of June 30, 2019, the redemption value was less than the carrying value, and therefore no adjustment was required.

The Print Group

On April 15, 2015, we acquired 70% of the outstanding shares of Exagroup SAS. The remaining 30% was previously recognized as a redeemable noncontrolling equity interest, as it was redeemable in the future and not solely within our control. On June 14, 2019, the put option was exercised and we acquired the remaining 30% of the business for the fixed amount of €39,000 ($44,343 based on the exchange rate on the date of payment).

All Other Businesses

On October 1, 2018, we acquired approximately 99% of the outstanding equity interests of Build A Sign LLC. The remaining 1% is considered a redeemable noncontrolling equity interest, as it is redeemable for cash based on future financial results through put and call rights and not solely within our control. On the acquisition date, we recognized the redeemable noncontrolling interest at fair value of $3,356. As of June 30, 2019, the redemption value was less than the carrying value, and therefore no adjustment was required. Refer to Note 7 for additional details.

On July 2, 2018, we acquired approximately 73% of the shares of VIDA Group Co. The remaining 27% is considered a redeemable noncontrolling equity interest, as it is redeemable in the future not solely within our control. The shares we hold include certain liquidation preferences to all other share classes, and therefore the noncontrolling interest will bear any losses until the recoverable value of our investment declines below the stated redemption value. As of June 30, 2019, the redemption value is less than the carrying value and therefore no adjustment has been made. Refer to Note 7 for additional details.
The following table presents the reconciliation of changes in our noncontrolling interests:

	Redeemable noncontrolling interests	Noncontrolling interest
Balance as of June 30, 2017	$45,412	$213
Net income attributable to noncontrolling interest	2,983	72
Proceeds from sale of noncontrolling interest	35,390	—
Foreign currency translation	2,366	—
Balance as of June 30, 2018	86,151	285
Proceeds from sale of noncontrolling interest (1)	57,046	—
Acquisition of noncontrolling interest (2)	9,061	—
Accretion to redemption value recognized in retained earnings (3)	7,133	—
Net loss attributable to noncontrolling interest	(1,566)	(6)
Distribution to noncontrolling interest	(3,375)	—
Purchase of noncontrolling interests (4)	(85,520)	—
Adjustment to additional-paid in capital for purchase of noncontrolling interest (4)	(2,714)	—
Foreign currency translation	(2,994)	29
Other adjustments (5)	(40)	(308)
Balance as of June 30, 2019	$63,182	$—

___________________
(1) During the fourth quarter of fiscal 2019, we sold a minority equity interest in each of the three businesses within the PrintBrothers reportable segment to members of the management team.
(2) Includes the noncontrolling interests related to our VIDA and BuildASign acquisitions. Refer to Note 7 for additional details.
(3) Accretion of redeemable noncontrolling interests to redemption value recognized in retained earnings is the result of the redemption amount estimated to be greater than carrying value but less than fair value.
(4) During the second quarter of fiscal 2019, we purchased the WIRmachenDRUCK noncontrolling interest for $41,177, of which a similar equity interest was sold during the fourth quarter of fiscal 2019 to the management team of our PrintBrothers reportable segment, as described above. During the fourth quarter of fiscal 2019, we also purchased the remaining noncontrolling interest of our Exagroup business for $44,343. We recognized the difference between the carrying value of the noncontrolling interest and the amount paid, as part of additional paid-in capital, of $2,714.
(5) During the first quarter of fiscal 2019, we amended our agreement with one noncontrolling interest holder and agreed to put and call options related to their existing noncontrolling interest. As such, we reclassified the noncontrolling interest to redeemable noncontrolling interest since the exercise is not solely within our control.